Derivative instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Derivative instruments
Derivative instruments

3.Derivative instruments

From time to time, the Partnership may utilize derivative contracts in connection with its oil and natural gas operations to provide an economic hedge of the Partnership’s exposure to commodity price risk associated with anticipated future oil and natural gas production. The Partnership does not hold or issue derivative financial instruments for trading purposes. These derivative contracts consist of fixed price collar options and producer 3-way option contracts. The Partnership typically hedges approximately 50% to 75% of expected oil and natural gas production from the underlying entities for 12 to 24 months in the future. The Partnership’s derivative activities and exposure to derivative contracts are classified by the following primary underlying risk of commodity prices. In addition to its primary underlying risk, the Partnership is also subject to additional counterparty risk due to the inability of its counterparties to meet the terms of their contracts.

Derivative Contracts

The Partnership has not designated its derivative instruments as hedges for accounting purposes. Cash and non-cash changes in fair value are included in gain or loss on derivative contracts in the condensed combined statements of income. Derivative assets are included within current and noncurrent assets in the condensed combined balance sheets as of September 30, 2022. Derivative liabilities are included within current liabilities in the condensed combined balance sheets as of September 30, 2022. Derivative assets and liabilities are included within current and noncurrent liabilities in the condensed combined balance sheets as of December 31, 2021.

Collar and Producer 3-way Option Contracts

A collar option is established with the sale of a short call option and the purchase of a long put option set to expire at a predetermined date in the future. The options give the owner the right but not the obligation to exercise the option at the expiration date.

A producer 3-way contract, like a collar option, is established with the sale of a short call option and the purchase of a long put option set to expire at a predetermined date in the future. However, the producer 3-way contract also includes the sale of a short put option set to expire at a predetermined date in the future. The options give the owner the right but not the obligation to exercise the option at the expiration date.

The fair value of open collar options and producer 3-way contracts reported in the condensed combined balance sheets may differ from that which would be realized in the event the Partnership terminated its position in the contract. Risks may arise as a result of the failure of the counterparty to the option contract to comply with the terms of the option contract. The loss incurred by the failure of counterparties is generally limited to the aggregate fair value of option contracts in an unrealized gain position as well as any collateral posted with the counterparty.

The Partnership considers the creditworthiness of each counterparty to an option contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in the fair value of the underlying investments.

The Partnership has master netting agreements on individual derivative instruments with certain counterparties and therefore certain amounts may be presented on a net basis in the condensed combined balance sheets.

Volume of Derivative Activities

At September 30, 2022, the volume of the Partnership’s derivative activities based on their volume (crude oil is presented in Bbl and natural gas is presented in Mcf) and contract prices, categorized by primary underlying risk, are as follows:

			Contract Prices
Period	Type of Contract	(Volume/Month)	Range	Weighted Average
Oct 2022 – Dec 2023	Producer 3-way (crude oil)	34,413 – 612	$113.10 – $40.00	$75.16
Oct 2022 – Dec 2022	Collar (crude oil)	33,886 – 5,448	$112.75 – $85.00	$97.24
Nov 2022 – Mar 2023	Producer 3-way (natural gas)	128,912 – 3,813	$8.44 – $3.00	$5.13
Nov 2022 – Jun 2023	Collar (natural gas)	90,941 – 11,036	$9.05 – $2.90	$5.48

Impact of Derivatives on the Condensed Combined Balance Sheets and Condensed Combined Statements of Income.

The following table identifies the fair value amounts of derivative instruments included in the accompanying condensed combined balance sheets as derivative assets and liabilities categorized by primary underlying risk, at September 30, 2022.

	September 30, 2022		September 30, 2022
	Derivative assets		Derivative liabilities
(in thousands)	Current portion	Noncurrent portion	Current portion	Noncurrent portion
Primary underlying risk
Commodity price
Crude oil	$4,581	$812	$(1,865)	$—
Natural gas	(205)	—	(2,076)	—
Total	$4,376	$812	$(3,941)	$—

The following tables identify the net gain/(loss) amounts included in the accompanying condensed combined statements of income as gain/(loss) on derivative contracts for the three and nine months ended September 30, 2022.

	Three months ended September 30, 2022
(in thousands)	Realized loss	Change in unrealized gain/(loss)	Total
Primary underlying risk
Commodity price
Crude oil	$(4,971)	$16,571	$11,600
Natural gas	(4,360)	(1,158)	(5,518)
Total	$(9,331)	$15,413	$6,082

	Nine months ended September 30, 2022
(in thousands)	Realized loss	Change in unrealized gain/(loss)	Total
Primary underlying risk
Commodity price
Crude oil	$(15,388)	$7,404	$(7,984)
Natural gas	(9,359)	(1,804)	(11,163)
Total	$(24,747)	$5,600	$(19,147)

The following table identifies the fair value amounts of derivative instruments included in the accompanying condensed combined balance sheets as derivative liabilities categorized by primary underlying risk, at December 31, 2021.

	December 31, 2021		December 31, 2021
	Derivative assets		Derivative liabilities
(in thousands)	Current portion	Noncurrent portion	Current portion	Noncurrent portion
Primary underlying risk
Commodity price
Crude oil	$—	$—	$(3,465)	$(411)
Natural gas	—	—	(488)	11
Total	$—	$—	$(3,953)	$(400)

The following tables identify the net gain/(loss) amounts included in the accompanying condensed combined statements of income as gain/(loss) on derivative contracts for the three and nine months ended September 30, 2021.

	Three months ended September 30, 2021
(in thousands)	Realized loss	Change in unrealized gain/(loss)	Total
Primary underlying risk
Commodity price
Crude oil	$(2,324)	$721	$(1,603)
Natural gas	(1,635)	(3,320)	(4,955)
Total	$(3,959)	$(2,599)	$(6,558)

	Nine months ended September 30, 2021
(in thousands)	Realized loss	Change in unrealized loss	Total
Primary underlying risk
Commodity price
Crude oil	$(2,583)	$(6,775)	$(9,358)
Natural gas	(4,522)	(4,235)	(8,757)
Total	$(7,105)	$(11,010)	$(18,115)

3.Derivative instruments

From time to time, the Partnership may utilize derivative contracts in connection with its oil and natural gas operations to provide an economic hedge of the Partnership’s exposure to commodity price risk associated with anticipated future oil and natural gas production. The Partnership does not hold or issue derivative financial instruments for trading purposes. These derivative contracts consist of fixed price swap contracts and collar options. The Partnership typically hedges approximately 50% to 75% of expected oil and natural gas production from the underlying entities for 12 to 24 months in the future. The Partnership’s derivative activities and exposure to derivative contracts are classified by the following primary underlying risk of commodity prices. In addition to its primary underlying risk, the Partnership is also subject to additional counterparty risk due to the inability of its counterparties to meet the terms of their contracts.

Derivative Contracts

The Partnership has not designated its derivative instruments as hedges for accounting purposes. Cash and non-cash changes in fair value are included in gain or loss on derivative contracts in the combined statements of operations. There were no derivative assets as of December 31, 2021 or 2020. Derivative liabilities are included within current and noncurrent liabilities in the combined balance sheets as of December 31, 2021. All derivative liabilities were classified as current as of December 31, 2020.

Swap, Collar, and Producer 3-way Option Contracts

Generally, a swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified notional amount of the underlying assets. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A collar option is established with the sale of a short call option and the purchase of a long put option set to expire at a predetermined date in the future. The options give the owner the right but not the obligation to exercise the option at the expiration date.

A producer 3-way contract, like a collar option, is established with the sale of a short call option and the purchase of a long put option set to expire at a predetermined date in the future. However, the producer 3-way contract also includes the sale of a short put option set to expire at a predetermined date in the future. The options give the owner the right but not the obligation to exercise the option at the expiration date.

The fair value of open swaps, collar options, and producer 3-way contracts reported in the combined balance sheets may differ from that which would be realized in the event the Partnership terminated its position in the contract. Risks may arise as a result of the failure of the counterparty to the swap or option contract to comply with the terms of the swap or option contract. The loss incurred by the failure of counterparties is generally limited to the aggregate fair value of swap or option contracts in an unrealized gain position as well as any collateral posted with the counterparty. The loss incurred by the failure of counterparties is generally limited to the aggregate fair value of swap or option contracts in an unrealized gain position as well as any collateral posted with the counterparty.

The Partnership considers the creditworthiness of each counterparty to a swap or option contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in the fair value of the underlying investments.

The Partnership has master netting agreements on individual derivative instruments with certain counterparties and therefore certain amounts may be presented on a net basis in the combined balance sheets.

Volume of Derivative Activities

At December 31, 2021, the volume of the Partnership’s derivative activities based on their volume (crude oil is presented in Bbl and natural gas is presented in Mcf) and contract prices, categorized by primary underlying risk, are as follows:

			Contract Prices
Year	Type of Contract	(Volume/Month)	Range	Weighted Average
Jan 2022-Jun 2023	Producer 3-way (crude oil)	58,165-2,340	$87.50 - $40.00	$61.31
Feb 2022-Mar 2023	Producer 3-way (natural gas)	195,124-26,519	$7.85 - $1.90	$3.66
Feb 2022-Dec 2022	Collar (natural gas)	141,473-37,042	$4.33 - $2.80	$3.45

At December 31, 2020, the volume of the Partnership’s derivative activities based on their volume (crude oil is presented in Bbl and natural gas is presented in Mcf) and contract prices, categorized by primary underlying risk, are as follows:

			Contract Prices
Year	Type of Contract	(Volume/Month)	Range	Weighted Average
Jan 2021-Dec 2021	Collar (crude oil)	4,257-1,779	$46.65 - $32.50	$39.58
Jan 2021-Dec 2021	Producer 3-way (crude oil)	35,290-9,215	$58.25 - $34.06	$44.71
Feb 2021-Jun 2021	Collar (natural gas)	66,182-38,186	$3.48 - $2.15	$2.75
Jul 2021-Dec 2021	Short swap (natural gas)	36,354-30,699	$2.81	$2.81
Feb 2021-Apr 2022	Producer 3-way (natural gas)	39,885-10,579	$3.63 - $2.00	$2.79

Impact of Derivatives on the Combined Balance Sheets and Combined Statements of Operations

The following table identifies the fair value amounts of derivative instruments included in the accompanying combined balance sheets as derivative liabilities categorized by primary underlying risk, at December 31, 2021. The following table also identifies the net loss amounts included in the accompanying combined statements of operations as gain/(loss) on derivative contracts for the year ended December 31, 2021.

			Total loss from
	Derivative	Derivative	derivative
	assets	liabilities	instruments
Primary underlying risk Commodity price
Crude oil	$—	$(3,876,240)	$(13,937,479)
Natural gas	—	(476,832)	(3,377,465)
Total	$—	$(4,353,072)	$(17,314,944)

	Realized loss	Unrealized loss	Total
Primary underlying risk Commodity price
Crude oil	$(10,350,846)	$(3,586,633)	$(13,937,479)
Natural gas	(2,824,119)	(553,346)	(3,377,465)
Total	$(13,174,965)	$(4,139,979)	$(17,314,944)

The following table identifies the fair value amounts of derivative instruments included in the accompanying combined balance sheets as derivative liabilities categorized by primary underlying risk, at December 31, 2020. The following table also identifies the net gain amounts included in the accompanying combined statements of operations as gain/(loss) on derivative contracts for the year ended December 31, 2020.

			Total gain from
	Derivative	Derivative	derivative
	assets	liabilities	instruments
Primary underlying risk Commodity price
Crude oil	$—	$(289,606)	$2,621,558
Natural gas	76,513	—	306,446
Total	$76,513	$(289,606)	$2,928,004

	Realized gain	Unrealized gain	Total
Primary underlying risk Commodity price
Crude oil	$2,535,138	$86,420	$2,621,558
Natural gas	302,676	3,770	306,446
Total	$2,837,814	$90,190	$2,928,004

The following table identifies the net gain amounts included in the accompanying combined statements of operations as gain/(loss) on derivative contracts for the year ended December 31, 2019.

	Realized gain	Unrealized (loss)/gain	Total
Primary underlying risk
Commodity price
Crude oil	$423,033	$(376,027)	$47,006
Natural gas	17,690	72,744	90,434
Total	$440,723	$(303,283)	$137,440